SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting

	March 31, 2023	December 31, 2022
Assets:
Financial Services	$8,673	$8,577
Healthcare	13,595,507	12,692,531
Real Estate	592,461	592,557
Others	87,944	59,692
Consolidated assets	$14,284,585	$13,353,357

	Three Months Ended March 31,
	2023	2022
Revenues:
Financial Services	$154,399	$464,843
Healthcare	2,706,399	2,432,307
Consolidated revenues	$2,860,798	$2,897,150

Cost of Sales:
Financial Services	$26,829	$212,446
Healthcare	956,295	903,782
Consolidated cost of sales	$983,124	$1,116,228

Loss from operations from subsidiaries
Financial Services	$(43,987)	$(101,481)
Healthcare	1,278,239	1,303,348
Real Estate	(97)	(825)
Income from operations from subsidiaries	$1,234,155	$1,201,042

Loss from operations from Cardiff Lexington	$(520,594)	$(479,559)
Total income from operations	$713,562	$721,483

Loss before taxes
Financial Services	$(45,490)	$(101,773)
Healthcare	817,098	(797,140)
Real Estate	(97)	(825)
Corporate, administration and other non-operating expenses	(787,502)	(662,716)
Consolidated loss before taxes	$(15,991)	$(1,562,454)